RETIREMENT-RELATED BENEFITS - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in AOCI for retirement-related benefits
Current period loss/(gain)			$ (682)	$ 2,490	$ 2,963
Curtailments and settlements			(19)	16	(33)
Amortization of net loss included in net periodic (income)/cost			(2,889)	(2,764)	(3,304)
Current period prior service costs/(credits)			0		(6)
Amortization of prior service (costs)/credits included in net periodic (income)/cost			88	107	100
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			19,222	19,363
Current period loss/(gain)			159	1,173
Amortization of net loss included in net periodic (income)/cost			(1,337)	(1,314)
Net loss at end of period	$ 19,222		18,045	19,222	19,363
Prior service costs/(credits) at beginning of period			90	101
Amortization of prior service (costs)/credits included in net periodic (income)/cost			(16)	(10)
Prior service costs/(credits) at end of period	90		74	90	101
Total loss recognized in accumulated other comprehensive income/(loss)	19,313		18,119	19,313
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			1,538
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			16
Pension Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			20,544	20,724
Current period loss/(gain)			(740)	1,251
Curtailments and settlements			(22)	(22)
Amortization of net loss included in net periodic (income)/cost			(1,507)	(1,408)
Net loss at end of period	20,544		18,275	20,544	20,724
Prior service costs/(credits) at beginning of period			(188)	(294)
Curtailments, settlements and other			1	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			97	106
Prior service costs/(credits) at end of period	(188)		(90)	(188)	(294)
Transition (assets)/liabilities at beginning of period			0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	20,356		18,184	20,356
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			1,464
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			(81)
Estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost			0
Retirement-related plans cost
Multi-employer plans/other			(36)	126	293
Nonpension Postretirement Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			605	609
Current period loss/(gain)			(99)	16
Amortization of net loss included in net periodic (income)/cost			(20)	(20)
Net loss at end of period	605		486	605	609
Prior service costs/(credits) at beginning of period			37	30
Amortization of prior service (costs)/credits included in net periodic (income)/cost			7	7
Prior service costs/(credits) at end of period	37		45	37	30
Total loss recognized in accumulated other comprehensive income/(loss)	642		531	642
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			9
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			(7)
Nonpension Postretirement Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			154	128
Current period loss/(gain)			(2)	14
Curtailments and settlements			0	20
Amortization of net loss included in net periodic (income)/cost			(7)	(9)
Net loss at end of period	154		145	154	128
Prior service costs/(credits) at beginning of period			1	(21)
Curtailments, settlements and other			2	18
Amortization of prior service (costs)/credits included in net periodic (income)/cost			0	5
Prior service costs/(credits) at end of period	1		3	1	(21)
Transition (assets)/liabilities at beginning of period			0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	154		147	154
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost			6
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost			0
Estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost			0
Litigation in Spain regarding defined benefit and defined contribution plans | SG&A expense | Pension Plans | Non-U.S.
Retirement-related plans cost
Multi-employer plans/other	$ 56		0	$ 56	$ 233
Litigation in United Kingdom regarding defined benefit plans | SG&A expense | Pension Plans | Non-U.S.
Retirement-related plans cost
Multi-employer plans/other		$ 162	$ (91)